Note 7 - Risk Management - Past due but not impaired and impaired secured loans risks (II) (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 17,134,000,000	€ 20,590,000,000	€ 23,877,000,000	€ 26,103,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		77,000,000	79,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		397,000,000	377,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		115,000,000	51,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		138,000,000	188,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	0
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2,705,000,000	2,685,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,000,000	5,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,345,000,000	1,202,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		592,000,000	593,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,260,000,000	1,186,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,034,000,000	883,000,000
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		13,000,000	138,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		12,000,000	15,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		66,000,000	88,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		8,000,000	15,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		66,000,000	107,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	0
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		606,000,000	469,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	0
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		360,000,000	265,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		137,000,000	124,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		248,000,000	227,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		307,000,000	194,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	0
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		11,000,000	29,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		118,000,000	124,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		9,000,000	13,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		47,000,000	59,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	82,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		317,000,000	407,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,000,000	21,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		164,000,000	254,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		43,000,000	47,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		207,000,000	269,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		107,000,000	105,000,000
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		25,000,000	0
Gross Value Financial Assets Impaired [Member] | Other [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		389,000,000	562,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		629,000,000	643,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		515,000,000	424,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		431,000,000	516,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	1,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		17,417,000,000	20,765,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		20,000,000	14,000,000
Gross Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		11,388,000,000	16,526
Gross Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		803,000,000	1,129
Gross Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,551,000,000	1,622
Gross Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5,730,000,000	6,094
Gross Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,165,000,000	253
Carrying Value Financial Assets Impaired [Member] | Other [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		151,000,000	249,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		190,000,000	114,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		179,000,000	87,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		155,000,000	252,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	0
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		10,047,000,000	11,429,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3,000,000	2,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		7,630,000,000	9,008,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		493,000,000	656,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		457,000,000	455,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		4,444,000,000	4,546,000,000
Carrying Value Financial Assets Impaired [Member] | Other [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		895,000,000	105,000,000
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(238,000,000)	(313,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(439,000,000)	(529,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(336,000,000)	(337,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(276,000,000)	(264,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0	(1,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(7,370,000,000)	(9,336,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(16,000,000)	(12,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(3,757,000,000)	(5,850,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(310,000,000)	(275,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(1,093,000,000)	(1,168,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(1,286,000,000)	(1,548,000,000)
Specific Allowances Individually and collectively Estimated [Member] | Other [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		€ (271,000,000)	€ (147,000,000)
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	127,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	182,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	46,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	307,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,421,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	108,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,681,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	255,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	910,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,365,000,000
Assets Without Significant Increase In Credit Risk [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	12,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	16,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	325,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	89,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	38,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	14,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	27,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	24,000,000
Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	25,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	598,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	20,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	43,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,575,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,598,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	742,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,278,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,394,000,000
Assets Significantly Increased In Credit Risk [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	47,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	102,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	106,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	102,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,869,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,745,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	99,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	424,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,404,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	382,000,000
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,000,000
Impaired Assets [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	24,000,000
Impaired Assets [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,000,000
Impaired Assets [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10,000,000
Impaired Assets [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	369,000,000
Impaired Assets [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	251,000,000
Impaired Assets [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	22,000,000
Impaired Assets [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	49,000,000
Impaired Assets [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	170,000,000
Impaired Assets [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	25,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	11,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	20,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	840,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	712,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	21,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	49,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	507,000,000
Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	52,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	120,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	50,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	110,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Impaired Assets [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,433,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,365,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	103,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	281,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	839,000,000
Impaired Assets [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 71,000,000